Right-of-use asset and lease liability (Details Narrative)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal interest rate	3.58%
Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal interest rate	10.53%